Debt	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Debt

NOTE 9 — DEBT

Debt is summarized as follows (in millions):

	September 30, 2015	December 31, 2014
ABL Credit Facility	$77.0	$—
Senior Secured Revolving Credit Facility	—	20.0
Senior Secured Term Loan Facility	—	288.0
Senior Notes	400.0	400.0
Capital lease obligations	0.1	0.2
Unamortized original issue discount	—	(0.3)

	477.1	707.9
Less:
Current maturities	—	23.1

Long-term debt	$477.1	$684.8

ABL Credit Facility

On September 30, 2015, Holdings, UCI International, LLC, the subsidiary borrowers, the guarantors party thereto and Credit Suisse AG, Cayman Islands Branch entered into the ABL Credit Facility (the “ABL Credit Facility”). The ABL Credit Facility provides a senior secured asset-based revolving loan and letters of credit of up to a maximum aggregate principal amount of $125.0 million outstanding at any time, subject to availability under a borrowing base. Extensions of credit under the ABL Credit Facility will be limited by a borrowing base calculated periodically based on specified percentages of the value of eligible inventory and eligible accounts receivable, subject to certain reserves and other adjustments. At September 30, 2015, the total availability under the ABL Credit Facility was $110.1 million, outstanding borrowings under the ABL Credit Facility were $77.0 million and letters of credit issued under the ABL Credit Facility totaled $5.8 million, which reduced the availability under the ABL Credit Facility. On October 30, 2015, Holdings repaid $12.0 million of borrowings under the ABL Credit Facility.

At the option of the borrowers, the interest rates applicable to borrowings under the ABL Credit Facility are based on a fluctuating rate of interest measured by reference to either an adjusted LIBOR (adjusted for statutory reserve requirements) or an alternate base rate, in each case plus an applicable margin. The applicable margin for each elected interest rate is subject to a pricing grid, as set forth in the ABL Credit Facility, based on average excess availability for the previous fiscal quarter. As of September 30, 2015, the applicable interest rate was 1.9436%.

The ABL Credit Facility matures on September 30, 2020, provided that the maturity date will be advanced to November 15, 2018 if the Senior Notes are not repaid or refinanced with certain qualified indebtedness prior to such date.

The ABL Credit Facility may be voluntarily prepaid at any time without premium or penalty and will be subject to mandatory prepayment if the amount outstanding under the ABL Credit Facility exceeds either the aggregate commitments with respect thereto or the current borrowing base, in an amount equal to such excess. Mandatory prepayments do not result in a permanent reduction of the lenders’ commitments under the ABL Credit Facility.

Holdings and certain of its wholly-owned U.S. subsidiaries have entered into a guarantee and collateral agreement. All obligations under the ABL Credit Facility are guaranteed by Holdings and certain of its direct and indirect subsidiaries, subject to certain legal and tax limitations and other agreed exceptions. All obligations under the ABL Credit Facility are secured by substantially all the assets of Holdings, UCI International, LLC, the subsidiary borrowers and the other guarantors under the ABL Credit Facility, subject to certain agreed limitations.

The ABL Credit Facility contains a number of covenants that, among other things, limit or restrict the ability of Holdings and its subsidiaries to incur indebtedness, permit liens on their property or assets securing indebtedness, merge or consolidate, dispose of assets, pay dividends, make acquisitions and other investments, prepay or modify certain indebtedness, and engage in transactions with affiliates, in each case subject to customary exceptions. The ABL Credit Facility also contains certain affirmative covenants including financial and other reporting requirements.

The ABL Credit Facility does not include any financial maintenance covenants, other than a springing minimum fixed charge coverage ratio of at least 1.00 to 1.00 on a trailing four-quarter basis, which will be tested only upon the occurrence of specified events of default or when excess availability falls below a specified threshold, as set forth in the ABL Credit Facility, and continuing until such time as such specified default no longer exists or excess availability has been in excess of such threshold for a period of 20 consecutive calendar days.

As of September 30, 2015, Holdings and its subsidiaries were in compliance with all applicable covenants.

Senior Secured Credit Facilities

On January 26, 2011, Holdings, as a guarantor, and UCI International, LLC, as borrower, entered into a $375.0 million senior secured credit facilities agreement (the “Senior Secured Credit Facilities”) comprised of a $300.0 million senior secured term loan facility due July 26, 2017 (the “Senior Secured Term Loan Facility”) and a $75.0 million senior secured revolving credit facility due January 26, 2016 (the “Senior Secured Revolving Credit Facility”). Prior to repayment on September 30, 2015, outstanding borrowings under the Senior Secured Revolving Credit Facility and the Senior Secured Term Loan Facility were $30.0 million and $45.0 million, respectively. At December 31, 2014, outstanding borrowings under the Senior Secured Revolving Credit Facility were $20.0 million and letters of credit issued under the Senior Secured Revolving Credit Facility totaled $6.5 million. The Senior Secured Credit Facilities were repaid in full on September 30, 2015.

On May 5, 2015, Holdings amended its Senior Secured Credit Facilities. Under the amendment, the asset sale covenant was amended to permit asset sales so long as, after giving pro forma effect to such asset sale, the senior secured leverage ratio of Holdings and its subsidiaries does not exceed 0.75 to 1.00. The amendment further required that any net cash proceeds from such asset sales be used to prepay term loans and other pari passu debt and may not be reinvested by Holdings and its subsidiaries. In addition, the amendment permitted Holdings to add and release wholly-owned subsidiaries as additional borrowers of the term loans. All other material terms of the Senior Secured Credit Facilities remained the same, except for certain technical amendments, including amendments to the prepayment notice related to required prepayments with asset sale or debt proceeds.

Senior Notes

On January 26, 2011, UCI International, LLC issued $400.0 million aggregate principal amount of 8.625% Senior Notes due 2019 (the “Senior Notes”). The Senior Notes are guaranteed on a senior basis by Holdings and certain of its subsidiaries. The Senior Notes bear interest at a rate of 8.625% per annum, and interest is payable semi-annually on February 15 and August 15. As of September 30, 2015 and December 31, 2014, Holdings and its subsidiaries were in compliance with all applicable covenants.

Loss on Early Extinguishment of Debt

Holdings recorded a loss of $1.8 million on the early extinguishment of the Senior Secured Credit Facilities. The components of the loss on early extinguishment were as follows (in millions):

Write-off Senior Secured Term Loan Facility unamortized deferred financing costs	$1.6
Write-off Senior Secured Revolving Credit Facility unamortized deferred financing costs	0.1
Write-off unamortized original issue discount	0.1

$1.8

Future repayments

Below is a schedule of required future repayments of all debt outstanding on September 30, 2015 (in millions).

Remainder of 2015	$—
2016	0.1
2017	—
2018	—
2019	400.0
2020	77.0

$477.1

Interest expense (income), net

The following table provides the detail of net interest expense (income) for the respective periods (in millions). No interest was capitalized during the nine months ended September 30, 2015. Capitalized interest was $0.1 million for the nine months ended September 30, 2014.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Interest expense
Senior Secured Revolving Credit Facility	$0.5	$0.1	$1.2	$0.1
Senior Secured Term Loan Facility	0.5	0.7	1.9	2.1
Senior Notes	8.7	8.7	25.9	25.9
Other	0.2	0.2	0.7	0.8
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.2	—	0.5	0.2
Senior Notes	0.4	0.5	1.2	1.1
Senior Secured Revolving Credit Facility	0.1	0.1	0.3	0.3
Original issue discounts	0.1	—	0.2	0.2
Unrealized foreign exchange gains	(7.0)	(11.8)	(21.5)	(5.4)

Total interest expense	3.7	(1.5)	10.4	25.3
Interest income	—	—	—	(0.1)

Interest expense (income), net	$3.7	$(1.5)	$10.4	$25.2

Holdings has a $102.1 million, U.S. dollar denominated, intercompany loan with one of its U.S. subsidiaries. The non-cash unrealized foreign exchange gains arose from a strengthening of the U.S. dollar against the New Zealand dollar in 2015 and 2014. The intercompany loan is eliminated upon consolidation, but in accordance with GAAP the impact of currency exchange rate fluctuations is recorded in interest expense, net in the interim unaudited condensed consolidated statements of comprehensive income (loss).